Income Tax - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, net	$ 9	$ 330	$ 18
Deferred income tax liabilities, net	373	90	1,242
Amounts of deferred tax assets not recognised	0	$ 0	$ 0
2029 and 2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses carryforward	$ 404